Credit Facility	12 Months Ended
Dec. 31, 2022
Credit Facility [Abstract]
CREDIT FACILITY

NOTE 16: CREDIT FACILITY

	As of December 31,	As of December 31,
	2022	2021
Revolving credit facility	—	60,000
Interest payable on revolving credit facility	—	2
	—	60,002

Original terms

On December 30, 2021, the Company entered into a secured revolving credit facility up to $100,000 (the “Credit Facility” or the “Facility”) for a term of 6 months with Galaxy Digital LLC (the “Facility Lender”). The Credit Facility bore interest at a rate of 10.75% per annum with a commitment fee of 0.75% per annum charged on the unused portion of the $100,000 Facility. The Facility was secured by BTC, with the value of BTC pledged as collateral calculated as a percentage of the amount borrowed. As of December 31, 2021, the Company had drawn $60,000 of the Facility and pledged 1,875 BTC as collateral with a fair market value of $86,825.

During the first quarter of 2022, the Company drew an additional $40,000 on the Credit Facility, bringing the total amount drawn to $100,000 as of March 31, 2022.

Amendments

On June 30, 2022, the Company amended its Credit Facility and extended its maturity date to October 1, 2022. Under the new terms, the maximum limit of the amended Facility is $40,000, bears interest at 11.25% per annum and has a commitment fee of 0.25% per annum charged on the unused portion of the Facility. The amended Facility also includes a provision which allows the Company to repay up to $15,000 of the Facility prior to July 30, 2022, without incurring any prepayment penalty.

On September 29, 2022, the Company amended its Credit Facility and extended its maturity date from October 1, 2022 to December 29, 2022. Under the new terms, the maximum limit of the amended Facility is $40,000, bears interest at 11.25% per annum and has a commitment fee of 0.25% per annum charged on the unused portion of the Facility. The amended Facility also includes a provision which allows the Company to prepay the Credit Facility with a prepayment fee of 50% of the remaining interest that would be owed if the Facility was held to maturity.

In the event that the Company seeks to transfer or convert the Credit Facility prior to the scheduled maturity date in order to enter into a new transaction with the Facility Lender or its affiliates, the early termination fee shall be waived for the Company for any portion of the Facility subject to such transfer or conversion.

Full repayment of the Credit Facility

During the year ended December 31, 2022, the Company fully repaid the Credit Facility for an amount of $100,000.